Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined statutory tax rate	27.00%	27.00%	27.00%
Non-capital loss carry-forwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 10,364,000	$ 7,666,000
Operating Losses Carry Forwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 15,287,000	$ 8,467,000